Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of trade and other receivables [line items]
Total trade receivables	$ 11,958	$ 4,843
Research and development tax credits receivable	6,605	4,059
Sales tax receivable	2,827	847
Merchant cash advances	2,309	0
Other	1,072	1,130
Trade and other receivables	24,771	10,879
Gross carrying amount
Disclosure of trade and other receivables [line items]
Total trade receivables	15,477	7,721
Accumulated impairment
Disclosure of trade and other receivables [line items]
Total trade receivables	$ (3,519)	$ (2,878)